Trading Activities Net Interest Income and Net Gains (Losses) on Trading Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Interest Income and Net Gains (Losses) on Trading Activities [Line Items]
Debt securities, interest income	$ 2,530	$ 3,130	$ 2,831
Equity securities, interest income	554	962	992
Total interest income	47,798	66,083	64,647
Less: Interest expense	442	525	587
Net interest Income	39,835	47,231	49,995
Debt securities, net gains (losses)	2,697	1,053	(824)
Equity securities, net gains (losses)	(630)	4,795	(4,240)
Loans held for sale, net gains (losses)	28	12	(1)
Derivatives	(923)	(4,867)	5,667
Total net gains from trading activities	1,172	993	602
Total trading-related net interest and noninterest income	3,656	4,255	3,495
Held for trading [Member]
Net Interest Income and Net Gains (Losses) on Trading Activities [Line Items]
Equity securities, interest income	366	579	587
Loans held for sale, interest income	30	78	62
Total interest income	2,926	3,787	3,480
Net interest Income	$ 2,484	$ 3,262	$ 2,893